S000024760 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Putnam Equity Blended Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.94%	11.46%	10.69%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.28%	11.30%	9.57%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.41%	8.64%	7.34%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.55%	8.16%	6.96%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	23.46%	12.79%	10.38%